Derivative Financial Instruments - Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 84,857
Balance - end of year	10,705	$ 84,857
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Balance - beginning of year	33,336	91,393
Change in fair value	(341)	(16,605)
Settlements	(32,995)	(41,452)
Balance - end of year	$ 0	$ 33,336